NOTE PAYABLE - OTHER	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Debt Disclosure [Abstract]
NOTE PAYABLE - OTHER
6.	NOTE PAYABLE - OTHER

Note payable - Other consists of the following:

		As of December 31, 2015	As of June 30, 2015
a	Celtic Bank	$20,156	$15,690
b	On Deck Capital, Inc.	38,353	70,604
c	First US Funding	15,787	—
d	Knights Capital Funding	28,106	—
Total		$102,402	$86,294

a.	The Company obtained various Loans from Celtic Bank with interest rate from 1% to 2.75% per month and due in six months from the borrowing date. For outstanding balance as of December 31, 2015, $4,689 will be due in January 2016; $4,693 will be due in February 2016; $4,699 will be due in March 2016; $2,367 will be due in April 2016; $2,437 will be due in May 2016; and $1,271 will be due in June 2016.

b.	In June 2015, the company obtained a loan of $75,000 from On Deck Capital, Inc. with interest at 55% per annual and matures on June 2, 2016.

c.	On September 3, 2015, the Company entered into purchase agreement with First US Funding, an unrelated financing company, in the amount of $42,600 less an original discount of $12,600 for net proceeds of $30,000. Under the terms of the agreement the Company sells, assigns, and transfers to First US Funding all of its interests in each of its future receivables due to the Company from its customers and credit card processor, until the loan is paid off. The Company and First US Funding have agreed that the payment of the purchase amount will be repaid by the Company in 126 payments of $338 due each business day beginning on the first day after the loan was disbursed, until the full amount due under the agreement is paid. The agreement is personally guaranteed by the Chief Executive Officer of the Company. The Company has recorded the amount of the total repayment as a financing debt, with the difference between the proceeds received and the total repayment amount as a discount, which is being amortized as imputed interest (at an effective rate of 147%) over the life of the agreement which is the date that the total repayments will be made assuming the Company is timely in all of its payments.

d.	On December 15, 2015, the Company entered into purchase agreement with Knight Capital Funding, an unrelated financing company, in the amount of $40,020 less an original discount of $11,020 for net proceeds of $29,000. Under the terms of the agreement the Company sells, assigns, and transfers to Knight Capital Funding all of its interests in each of its future receivables due to the Company from its customers and credit card processor, until the loan is paid off. The Company and Knight Capital Funding have agreed that the payment of the purchase amount will be repaid by the Company in 154 payments of $260 due each business day beginning on the first day after the loan was disbursed, until the full amount due under the agreement is paid. The agreement is personally guaranteed by the Chief Executive Officer of the Company. The Company has recorded the amount of the total repayment as a financing debt, with the difference between the proceeds received and the total repayment amount as a discount, which is being amortized as imputed interest (at an effective rate of 119%) over the life of the agreement which is the date that the total repayments will be made assuming the Company is timely in all of its payments.

NOTE 10 – NOTE PAYABLE –OTHER

On November 1, 2013, the Company issued a $30,000 promissory note to a vendor who provide monitoring services to the Company. The note is non-interest bearing and due on June 1, 2014. The note will be paid in six installment payments with $5,000 due on the first day of each month from January to June 2014. Based on the note, all subscribers monitoring agreements owned or newly originated by the Company must be monitored by the note holder until the terms of the agreement are satisfied. This note is guaranteed by the CEO of the Company. As of June 30, 2014, unpaid balance was $5,000 which was paid in July 2014.

	As of June 30,
	2015	2014
Celtic Bank	$15,690	$—
On Deck Capital, Inc.	70,604	—
A vendor	—	5,000
	$86,294	$5,000

In June 2015, the company obtained a loan of $75,000 from On Deck Capital, Inc. with interest at 55% per annual and due on June 2, 2016.

During the year ended June 30, 2015, the Company obtained various loans from Celtic Bank with interest rate from 1% to 2.75% per month and due in six months from the borrowing date.